FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, October 31, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     2790 799450.000SH      SOLE               314550.000        484900.000
                                                                10 3000.000 SH       OTHER                                 3000.000
Alcoa                          COM              013817101     5029 162185.000SH      SOLE                59075.000        103110.000
American Home Products         COM              026609107      246 4225.000 SH       SOLE                                   4225.000
American International Group   COM              026874107      799 10249.000SH       SOLE                 1500.000          8749.000
                                                               123 1577.000 SH       OTHER                                 1577.000
Andrew Corporation             COM              034425108     5082 279525.000SH      SOLE               113250.000        166275.000
                                                                24 1300.000 SH       OTHER                                 1300.000
Apache Corp.                   COM              037411105      413 9600.000 SH       SOLE                  450.000          9150.000
                                                                19  450.000 SH       OTHER                                   450.000
Applied Materials, Inc.        COM              038222105     2504 88055.000SH       SOLE                 8070.000         79985.000
Atmel Corp.                    COM              049513104     1862 278800.000SH      SOLE               193700.000         85100.000
Avon Products, Inc.            COM              054303102     5471 118295.000SH      SOLE                48635.000         69660.000
BP PLC-Spons ADR               COM              055622104      561 11405.000SH       SOLE                                  11405.000
                                                               197 4012.000 SH       OTHER                                 4012.000
Bellsouth Corporation          COM              079860102      123 2950.000 SH       SOLE                                   2950.000
                                                               204 4912.000 SH       OTHER                                 4912.000
Bristol Myers Squibb           COM              110122108      379 6825.000 SH       SOLE                                   6825.000
CVS Corporation                COM              126650100     5544 167000.000SH      SOLE                61800.000        105200.000
Canadian National Railway      COM              136375102     5727 150525.000SH      SOLE                56600.000         93925.000
                                                                38 1000.000 SH       OTHER                                 1000.000
Carnival Corp Class A          COM              143658102     5839 265150.000SH      SOLE                99800.000        165350.000
                                                                77 3500.000 SH       OTHER                                 3500.000
Citigroup, Inc.                COM              172967101     4536 111998.000SH      SOLE                50555.000         61443.000
Citizens Banking Corp.         COM              174420109      222 6923.000 SH       SOLE                                   6923.000
Clarcor, Inc.                  COM              179895107     1499 62700.000SH       SOLE                                  62700.000
Coca-Cola Company              COM              191216100      564 12030.000SH       SOLE                                  12030.000
Colgate Palmolive              COM              194162103     1375 23600.000SH       SOLE                                  23600.000
                                                                55  940.000 SH       OTHER                                   940.000
Comerica Inc                   COM              200340107     1789 32293.000SH       SOLE                 1000.000         31293.000
                                                               770 13898.000SH       OTHER                                13898.000
Compaq Computer Corp.          COM              204493100     2506 301550.000SH      SOLE               195700.000        105850.000
                                                                14 1700.000 SH       OTHER                                 1700.000
DPL Inc                        COM              233293109      300 12355.000SH       SOLE                                  12355.000
                                                                56 2287.000 SH       OTHER                                 2287.000
Elan Corp. PLC ADR             COM              284131208     2116 43675.000SH       SOLE                 4025.000         39650.000
Electronic Data System Corp.   COM              285661104     5519 95850.000SH       SOLE                35245.000         60605.000
                                                                73 1275.000 SH       OTHER                                 1275.000
Equity Office Properties Trust COM              294741103     3155 98604.000SH       SOLE                49696.000         48908.000
Equity Residential Properties  COM              29476L107      882 15100.000SH       SOLE                 5900.000          9200.000
Everest RE Group Ltd           COM              G3223r108     5872 90750.000SH       SOLE                36325.000         54425.000
Exxon Mobil Corporation        COM              302316102     2630 66763.001SH       SOLE                 3604.000         63159.001
                                                               515 13060.000SH       OTHER                                13060.000
Fannie Mae                     COM              313586109     4985 62260.000SH       SOLE                18215.000         44045.000
                                                               100 1250.000 SH       OTHER                                 1250.000
Fifth Third Bancorp            COM              316773100      270 4384.000 SH       SOLE                                   4384.000
                                                              1119 18195.000SH       OTHER                                18195.000
General Electric               COM              369604103     2558 68776.000SH       SOLE                                  68776.000
                                                               286 7675.000 SH       OTHER                                 7675.000
Hibernia Corp Class A          COM              428656102     5315 325065.000SH      SOLE               142240.000        182825.000
Honeywell International, Inc.  COM              438516106     5941 225050.000SH      SOLE                82325.000        142725.000
                                                                34 1300.000 SH       OTHER                                 1300.000
IBM                            COM              459200101     5168 56342.000SH       SOLE                20592.000         35750.000
                                                                83  900.000 SH       OTHER                                   900.000
Intel Corp                     COM              458140100      231 11300.000SH       SOLE                                  11300.000
                                                                74 3600.000 SH       OTHER                                 3600.000
JLG Industries                 COM              466210101      978 106768.000SH      SOLE                                 106768.000
                                                                34 3700.000 SH       OTHER                                 3700.000
JP Morgan Chase & Co.          COM              46625H100     5469 160158.000SH      SOLE                55362.000        104796.000
                                                                20  600.000 SH       OTHER                                   600.000
Johnson & Johnson              COM              478160104     6301 113730.000SH      SOLE                40550.000         73180.000
                                                                32  580.000 SH       OTHER                                  580.000
KPMG Consulting, Inc.          COM              48265R109     4722 436850.000SH      SOLE               171850.000        265000.000
Kroger Co.                     COM              501044101     5997 243375.000SH      SOLE                84325.000        159050.000
                                                                30 1200.000 SH       OTHER                                 1200.000
Lowe's Companies               COM              548661107     5593 176710.000SH      SOLE                68185.000        108525.000
                                                                28  900.000 SH       OTHER                                   900.000
MBIA Inc                       COM              55262C100      820 16400.000SH       SOLE                                  16400.000
McDonalds Corp                 COM              580135101      489 18030.000SH       SOLE                                  18030.000
                                                                33 1200.000 SH       OTHER                                 1200.000
Medtronic Inc                  COM              585055106      117 2700.000 SH       SOLE                                   2700.000
                                                               174 4000.000 SH       OTHER                                 4000.000
Merck & Company                COM              589331107     5617 84345.000SH       SOLE                31125.000         53220.000
                                                                42  635.000 SH       OTHER                                   635.000
Microsoft Corp.                COM              594918104     2665 52075.000SH       SOLE                 4255.000         47820.000
                                                                26  500.000 SH       OTHER                                   500.000
Minnesota Mining & Mfg         COM              604059105     4858 49365.000SH       SOLE                20830.000         28535.000
                                                                15  150.000 SH       OTHER                                   150.000
Nabors Industries              COM              629568106     2472 117875.000SH      SOLE                43225.000         74650.000
Noble Drilling Corp.           COM              655042109      253 10550.000SH       SOLE                 1700.000          8850.000
Outback Steakhouse, Inc.       COM              689899102     5543 216430.000SH      SOLE                82125.000        134305.000
                                                                28 1100.000 SH       OTHER                                 1100.000
Pfizer                         COM              717081103      899 22425.000SH       SOLE                                  22425.000
Royal Dutch Petroleum          COM              780257705      422 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      552 11713.000SH       SOLE                                  11713.000
                                                               552 11717.000SH       OTHER                                11717.000
SPX Corp                       COM              784635104     7576 91385.000SH       SOLE                33745.000         57640.000
Santa Fe International         COM              G7805C108      814 38325.000SH       SOLE                  900.000         37425.000
Sara Lee                       COM              803111103      341 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     6614 178273.000SH      SOLE                59900.000        118373.000
                                                                72 1950.000 SH       OTHER                                 1950.000
Shell Transport & Trading      COM              822703609      622 14000.000SH       SOLE                  200.000         13800.000
Sovereign Bancorp, Inc.        COM              845905108     2570 270550.000SH      SOLE               186600.000         83950.000
Stryker Corp                   COM              863667101      201 3800.000 SH       SOLE                                   3800.000
Transocean Sedco Forex, Inc.   COM              G90078109     2336 88494.000SH       SOLE                39280.000         49214.000
                                                                21  801.000 SH       OTHER                                   801.000
Tyco International Ltd New     COM              902124106     8238 181054.000SH      SOLE                64532.000        116522.000
                                                                30  650.000 SH       OTHER                                  650.000
USX-Marathon Group             COM              902905827     4011 149933.000SH      SOLE                71383.000         78550.000
                                                                 8  300.000 SH       OTHER                                  300.000
Verizon Communications         COM              92343V104     4897 90501.000SH       SOLE                32580.000         57921.000
                                                               242 4479.000 SH       OTHER                                4479.000
W.R. Berkley Corp.             COM              084423102     6799 141650.000SH      SOLE                49550.000         92100.000
                                                                38  800.000 SH       OTHER                                   800.000
Wells Fargo & Co.              COM              949740104      716 16100.000SH       OTHER                               16100.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $204,600